Quarterly portfolio holdings
John Hancock
Alternative Asset Allocation Fund
Alternative
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Affiliated investment companies (A) 51.9%		$521,152,492
(Cost $483,711,212)
Absolute return strategies 33.8%		339,163,584
Diversified Macro, Class NAV, JHIT (Graham)	9,465,762	80,080,346
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	10,683,857	117,308,749
The Arbitrage Fund, Class I (B)	5,377,046	77,644,537
Virtus AlphaSimplex Managed Futures Strategy Fund (B)	8,285,524	64,129,952
Alternative investment approaches 14.3%		143,527,518
Discplined Value Global Long/Short, Class NAV, JHIT (Boston Partners) (C)	4,689,827	81,040,203
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	6,054,972	62,487,315
Alternative markets 3.8%		38,461,390
Infrastructure, Class NAV, JHIT (Wellington)	2,119,085	38,461,390

Unaffiliated investment companies 45.2%		$454,556,590
(Cost $404,842,562)
Absolute return strategies 29.2%		293,616,122
BlackRock Tactical Opportunities Fund (C)	5,460,310	85,344,641
Calamos Market Neutral Income Fund	6,973,431	110,110,476
Victory Market Neutral Income Fund	11,295,858	98,161,005
Alternative investment approaches 12.7%		127,564,993
JPMorgan Hedged Equity Fund	3,615,788	127,564,993
Alternative markets 3.3%		33,375,475
Invesco DB Precious Metals Fund	106,209	10,461,746
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,666,453	22,913,729

	Yield (%)	Shares	Value
Short-term investments 2.9%			$28,524,882
(Cost $28,510,403)
Short-term funds 2.9%			28,524,882
John Hancock Collateral Trust (E)	3.9009(F)	2,851,604	28,524,882

Total investments (Cost $917,064,177) 100.0%	$1,004,233,964
Other assets and liabilities, net 0.0%	243,524
Total net assets 100.0%	$1,004,477,488

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	Non-income producing.
(D)	The subadvisor is an affiliate of the advisor.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-25.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	3

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	9,924,990	Jun 2026	RBC	—	$(31,810)	$(31,810)
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	9,924,990	Jun 2026	RBC	—	(31,810)	(31,810)
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	7,003,249	Jun 2026	RBC	—	(22,446)	(22,446)
								—	$(86,066)	$(86,066)
(a)The RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index is a custom strategy designed to benefit from intraday trend in equities and also monetize short term mean reversion/medium term downside trend by buying medium to long term put options funded by selling short term options linked to the S&P 500 Index. Details and components of the RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index are not publicly available. See below for the top 50 components of the index.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_1/16/2026_P_5075	0.0033	0.0152	1.89%
Equity Option - SPX Index_4/17/2026_P_5125	0.0029	0.0828	1.69%
Equity Option - SPX Index_1/16/2026_P_4975	0.0020	0.0085	1.16%
Equity Option - SPX Index_4/17/2026_P_5025	0.0018	0.0472	1.06%
Equity Option - SPX Index_1/16/2026_P_5275	0.0017	0.0100	0.99%
Equity Option - SPX Index_4/17/2026_P_5325	0.0015	0.0524	0.88%
Equity Option - SPX Index_1/16/2026_P_5375	0.0013	0.0085	0.76%
Equity Option - SPX Index_2/20/2026_P_5925	0.0012	0.0410	0.71%
Equity Option - SPX Index_7/17/2026_P_6750	0.0012	0.3252	0.68%
Equity Option - SPX Index_2/20/2026_P_6450	0.0012	0.0924	0.67%
Equity Option - SPX Index_4/17/2026_P_5425	0.0012	0.0442	0.67%
Equity Option - SPX Index_3/20/2026_P_5675	0.0011	0.0395	0.61%
Equity Option - SPX Index_12/19/2025_P_5675	0.0010	0.0024	0.59%
Equity Option - SPX Index_5/15/2026_P_5975	0.0010	0.0903	0.58%
Equity Option - SPX Index_4/17/2026_P_5450	0.0010	0.0395	0.58%
Equity Option - SPX Index_4/17/2026_P_6725	0.0010	0.1937	0.58%
Equity Option - SPX Index_1/16/2026_P_6250	0.0010	0.0265	0.58%
Equity Option - SPX Index_12/19/2025_P_6000	0.0010	0.0040	0.57%
Equity Option - SPX Index_10/16/2026_P_6800	0.0010	0.3437	0.56%
Equity Option - SPX Index_4/17/2026_P_5525	0.0010	0.0414	0.56%
Equity Option - SPX Index_12/19/2025_P_5625	0.0010	0.0020	0.55%
Equity Option - SPX Index_2/20/2026_P_5950	0.0009	0.0324	0.54%
Equity Option - SPX Index_3/20/2026_P_6025	0.0008	0.0484	0.47%
Equity Option - SPX Index_4/17/2026_P_6650	0.0008	0.1403	0.47%
Equity Option - SPX Index_6/18/2026_P_6100	0.0008	0.1008	0.46%
Equity Option - SPX Index_1/16/2026_P_5475	0.0008	0.0058	0.46%
Equity Option - SPX Index_3/20/2026_P_6600	0.0008	0.1069	0.45%
Equity Option - SPX Index_4/17/2026_P_6300	0.0008	0.0844	0.45%
Equity Option - SPX Index_5/15/2026_P_6500	0.0008	0.1260	0.44%
Equity Option - SPX Index_5/15/2026_P_6475	0.0007	0.1201	0.43%
Equity Option - SPX Index_6/18/2026_P_6650	0.0007	0.1691	0.43%
Equity Option - SPX Index_9/18/2026_P_6700	0.0007	0.2270	0.43%
Equity Option - SPX Index_8/21/2026_P_6550	0.0007	0.1823	0.42%
Equity Option - SPX Index_1/16/2026_P_5400	0.0007	0.0048	0.42%
Equity Option - SPX Index_5/15/2026_P_6825	0.0007	0.1777	0.41%
Equity Option - SPX Index_5/15/2026_P_6725	0.0007	0.1482	0.39%
Equity Option - SPX Index_7/17/2026_P_6350	0.0006	0.1191	0.37%
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_12/19/2025_P_5950	0.0006	0.0023	0.36%
Equity Option - SPX Index_1/16/2026_P_6300	0.0006	0.0186	0.36%
Equity Option - SPX Index_3/20/2026_P_6500	0.0006	0.0726	0.36%
Equity Option - SPX Index_12/5/2025_P_6580	-0.0295	-0.0743	-16.97%
Equity Option - SPX Index_12/5/2025_C_6990	-0.0295	-0.0556	-16.97%
Equity Option - SPX Index_12/4/2025_C_6975	-0.0296	-0.0405	-17.02%
Equity Option - SPX Index_12/4/2025_P_6555	-0.0296	-0.0378	-17.02%
Equity Option - SPX Index_12/3/2025_C_6920	-0.0299	-0.1494	-17.22%
Equity Option - SPX Index_12/3/2025_P_6440	-0.0299	-0.0119	-17.22%
Equity Option - SPX Index_12/2/2025_P_6325	-0.0303	-0.0046	-17.42%
Equity Option - SPX Index_12/2/2025_C_6885	-0.0303	-0.2737	-17.42%
Equity Option - SPX Index_12/1/2025_C_6840	-0.0308	-0.7047	-17.69%
Equity Option - SPX Index_12/1/2025_P_6150	-0.0308	-0.0079	-17.69%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBC	Royal Bank of Canada
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Affiliated investment companies	$521,152,492	$521,152,492	—	—
Unaffiliated investment companies	454,556,590	454,556,590	—	—
Short-term investments	28,524,882	28,524,882	—	—
Total investments in securities	$1,004,233,964	$1,004,233,964	—	—
Derivatives:
Liabilities
Swap contracts	$(86,066)	—	$(86,066)	—
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value Global Long/Short	4,689,827	$90,189,788	$1,345,141	$(15,692,125)	$2,595,210	$2,602,189	—	—	$81,040,203
Diversified Macro	9,465,762	77,423,767	3,138,541	—	—	(481,962)	—	—	80,080,346
Infrastructure	2,119,085	33,944,202	3,001,571	(925,352)	122,912	2,318,057	$149,521	—	38,461,390
John Hancock Collateral Trust	2,851,604	20,914,352	55,304,516	(47,694,547)	1,093	(532)	273,648	—	28,524,882
Multi-Asset Absolute Return	10,683,857	111,737,301	3,891,530	(1,867,639)	60,554	3,487,003	—	—	117,308,749
Strategic Income Opportunities	6,054,972	67,987,258	1,659,721	(7,467,678)	(85,477)	393,491	651,565	—	62,487,315
					$2,694,292	$8,318,246	$1,074,734	—	$407,902,885
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended November 30, 2025, is set forth below:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Invesco DB Precious Metals Fund*	106,209	$9,910,903	$734,210	$(2,345,012)	$893,350	$1,268,295	—	—	$10,461,746
The Arbitrage Fund, Class I	5,377,046	79,951,663	1,781,432	(5,586,119)	381,630	1,115,931	—	—	77,644,537
Virtus AlphaSimplex Managed Futures Strategy Fund	8,285,524	55,928,458	6,971,170	(2,029,544)	(531,009)	3,790,877	—	—	64,129,952
					$743,971	$6,175,103	—	—	$152,236,235

*	The security was an affiliate at the beginning of the period but not an affiliate at the end of the period.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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